Description of Organization and Business Operations (Details) - USD ($)			4 Months Ended	7 Months Ended	9 Months Ended
	Aug. 22, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Jun. 14, 2022
Description of Organization and Business Operations [Line Items]
Stock issued during period, shares		80,000			75,000
Shares issued per share					$ 1
Incurred offering costs	$ 4,281,901	$ 29,001		$ 29,001	$ 4,281,901	$ 29,001
Underwriting commissions					$ 2,625,000
Purchase additional share					1,125,000
Gross proceeds private placement					$ 2,865,500
Equal amount					$ 75,750,000
Aggregate public shares percentage				15.00%	15.00%
Public shares redemptions percentage				100.00%	100.00%
Dissolution expenses				$ 100,000	$ 100,000
Warrants				3,565,000
Working capital deficit		$ 75,889		75,889
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Underwriting commissions	$ 2,625,000
Warrants				$ 3,565,000
Proposed Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Shares issued per share		$ 10		$ 10	$ 10
Number of units sold					10.1
Price per share		10		10	10
Public Share [Member]
Description of Organization and Business Operations [Line Items]
Shares issued per share		10.1		10.1	$ 10.1
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of units sold		$ 1		1
Class A Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Stock issued during period, shares	7,500,000	8,000,000
Shares issued per share	$ 10	$ 10		$ 10
Gross proceeds	$ 75,000,000			$ 9,200,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of warrants		10.1		10.1	2,865,500
Warrants [Member]
Description of Organization and Business Operations [Line Items]
Incurred offering costs		$ 3,265,000		$ 3,265,000
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Fair market value percentage		80.00%		80.00%	80.00%
Outstanding voting securities percentage		50.00%		50.00%	50.00%
Business combination per share		$ 10.1		$ 10.1	$ 10.1